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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway Suite 100 Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AlphaMark Large Cap Growth Fund

Schedule of Investments

November 30, 2018 (Unaudited)

Common Stocks - 98.8%	Shares	Value
Communication Services - 5.7%
Diversified Telecommunication Services - 2.9%
Verizon Communications, Inc.	11,662	$703,218

Wireless Telecommunication Services - 2.8%
T-Mobile US, Inc. *	10,195	697,848

Consumer Discretionary - 11.1%
Auto Components - 2.3%
Lear Corporation	4,238	577,427

Hotels, Restaurants & Leisure - 2.8%
Marriott International, Inc. - Class A	6,037	694,436

Specialty Retail - 3.5%
Ross Stores, Inc.	9,791	857,692

Textiles, Apparel & Luxury Goods - 2.5%
PVH Corporation	5,537	611,894

Consumer Staples - 5.4%
Food Products - 2.4%
Archer-Daniels-Midland Company	12,834	590,621

Personal Products - 3.0%
Estée Lauder Companies, Inc. (The) - Class A	5,287	754,243

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
EOG Resources, Inc.	6,758	698,169
Marathon Petroleum Corporation	11,614	756,768
		1,454,937
Financials - 15.2%
Banks - 5.5%
Fifth Third Bancorp	26,532	741,039
Western Alliance Bancorporation *	13,000	609,310
		1,350,349
Capital Markets - 6.3%
Goldman Sachs Group, Inc. (The)	3,327	634,426
Intercontinental Exchange, Inc.	11,386	930,464
		1,564,890

AlphaMark Large Cap Growth Fund

Schedule of Investments (Continued)

Common Stocks - 98.8% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Thrifts & Mortgage Finance - 3.4%
New York Community Bancorp, Inc.	79,385	$843,862

Health Care - 16.6%
Biotechnology - 6.0%
Amgen, Inc.	3,504	729,708
United Therapeutics Corporation *	6,350	749,935
		1,479,643
Health Care Providers & Services - 4.9%
CVS Health Corporation	7,850	629,570
WellCare Health Plans, Inc. *	2,250	573,480
		1,203,050
Pharmaceuticals - 5.7%
Mylan N.V. *	41,932	1,419,818

Industrials - 8.6%
Aerospace & Defense - 2.7%
General Dynamics Corporation	3,570	660,057

Air Freight & Logistics - 3.2%
XPO Logistics, Inc. *	10,607	804,647

Commercial Services & Supplies - 2.7%
Waste Management, Inc.	7,130	668,438

Information Technology - 23.2%
Communications Equipment - 2.8%
Arista Networks, Inc. *	2,850	679,668

Electronic Equipment, Instruments & Components - 5.9%
Amphenol Corporation - Class A	7,292	641,259
Zebra Technologies Corporation - Class A *	4,560	819,888
		1,461,147
IT Services - 3.5%
Total System Services, Inc.	9,836	859,371

Semiconductors & Semiconductor Equipment - 11.0%
Broadcom, Inc.	3,251	771,820
KLA-Tencor Corporation	6,431	633,839
ON Semiconductor Corporation *	68,320	1,310,378
		2,716,037

AlphaMark Large Cap Growth Fund

Schedule of Investments (Continued)

Common Stocks - 98.8% (Continued)	Shares	Value
Materials - 7.1%
Chemicals - 3.6%
Celanese Corporation	4,640	$468,315
Eastman Chemical Company	5,183	408,524
		876,839
Containers & Packaging - 3.5%
Packaging Corporation of America	8,840	864,729

Total Common Stocks (Cost $20,068,808)		$24,394,861

Money Market Funds - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.10% (a) (Cost $253,734)	253,734	$253,734

Total Investments at Value - 99.8% (Cost $20,322,542)		$24,648,595

Other Assets in Excess of Liabilities - 0.2%		42,558

Total Net Assets - 100.0%		$24,691,153

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedule of Investments.

AlphaMark Large Cap Growth Fund

Notes to Schedule of Investments

November 30, 2018 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities, including common stocks, which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,394,861	$-	$-	$24,394,861
Money Market Funds	253,734	-	-	253,734
Total	$24,648,595	$-	$-	$24,648,595

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2018.

AlphaMark Large Cap Growth Fund

Notes to Schedule of Investments (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2018:

Tax cost of portfolio investments	$20,650,619

Gross unrealized appreciation	$5,011,515
Gross unrealized depreciation	(1,013,539)

Net unrealized appreciation	$3,997,976

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 18, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 18, 2019

*	Print the name and title of each signing officer under his or her signature.